Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,610,000.00
Total Fee Amount	18,589.64
Total Offset Amount	0.00
Net Fee	$ 18,589.64
Offering Table N/A
Offset Table N/A	N/A